Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ 1,358	$ 3,778	$ 499
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	(840)	867	513
Market risk benefit (gain) loss	(3,246)	(3,753)
Sales and maturities (purchases) of trading securities, net	300	(87)	266
Amortization of deferred gain on business sold through reinsurance	(42)	(38)	(41)
Impairment of intangibles	634
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization	488	475	48
Accrued investment income	(67)	16	(84)
Insurance liabilities and reinsurance-related balances	4,419	(2,337)	(699)
Accrued expenses	(91)	399	(18)
Federal income tax accruals	421	864	(98)
Other	275	(401)	148
Net cash provided by (used in) operating activities	3,609	(217)	534
Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(14,813)	(16,915)	(16,761)
Sales of available-for-sale securities and equity securities	2,297	2,268	1,426
Maturities of available-for-sale securities	5,453	9,621	5,354
Purchases of alternative investments	(664)	(757)	(396)
Sales and repayments of alternative investments	446	377	171
Issuance of mortgage loans on real estate	(2,507)	(3,079)	(1,800)
Repayment and maturities of mortgage loans on real estate	2,255	1,881	1,154
Repayment (issuance) of policy loans, net	5	62	50
Net change in collateral on investments, derivatives and related settlements	(4,070)	3,261	1,474
Other	(48)	(303)	(153)
Net cash provided by (used in) investing activities	(11,646)	(3,584)	(9,481)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(300)		(1,096)
Issuance of long-term debt, net of issuance costs	296		1,289
Payment related to modification or early extinguishment of debt		(8)	(13)
Payments of sale leaseback transactions	70	59	47
Proceeds from certain financing arrangements	186	159	109
Deposits of fixed account values, including the fixed portion of variable	16,203	13,426	14,034
Withdrawals of fixed account values, including the fixed portion of variable	(7,674)	(7,174)	(6,113)
Transfers from (to) separate accounts, net	19	(175)	528
Common stock issued for benefit plans	(16)	20	(7)
Issuance of preferred stock, net of issuance costs	986
Repurchase of common stock	(550)	(1,105)	(275)
Dividends paid to common stockholders	(310)	(319)	(311)
Other	(2)	(60)	(6)
Net cash provided by (used in) financing activities	8,768	4,705	8,092
Net increase (decrease) in cash, invested cash and restricted cash	731	904	(855)
Cash, invested cash and restricted cash as of beginning-of-year	2,612	1,708	2,563
Cash, invested cash and restricted cash as of end-of-period	$ 3,343	$ 2,612	$ 1,708